Taxes - Effective tax rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation, Amount
Effect of changes in valuation allowance	$ 466,506	$ 33,315	$ 1,764,646
Effective Income Tax Rate Reconciliation, Percent
Effect of changes in valuation allowance	(3.30%)	(0.70%)	(9.60%)
United States
Effective Income Tax Rate Reconciliation, Amount
Effect of foreign tax rates	$ (466,506)	$ (72,084)	$ (1,703,795)
Effective Income Tax Rate Reconciliation, Percent
Effect of foreign tax rates	3.30%	1.60%	9.30%
Other foreign jurisdictions
Effective Income Tax Rate Reconciliation, Amount
Effect of foreign tax rates		$ 38,769	$ (60,851)
Effective Income Tax Rate Reconciliation, Percent
Effect of foreign tax rates		(0.90%)	0.30%